Net Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Disaggregation of Revenue from Contracts with Customers
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$911,296.4	$927,317.3	$1,178,456.3
Others	120,177.2	142,668.1	160,798.5

	$1,031,473.6	$1,069,985.4	$1,339,254.8

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$78,260.8	$84,255.2	$129,082.9
United States	632,821.5	634,713.0	817,911.0
China	175,794.2	208,101.4	233,783.3
Europe, the Middle East and Africa	71,068.5	67,568.2	70,213.4
Japan	58,125.9	57,468.6	63,299.2
Others	15,402.7	17,879.0	24,965.0

	$1,031,473.6	$1,069,985.4	$1,339,254.8

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

Smartphone	$466,452.3	$523,612.9	$645,303.6
High Performance Computing	341,910.2	315,822.3	439,810.0
Internet of Things	65,091.3	86,342.7	110,355.2
Automotive	51,709.8	47,914.5	44,367.5
Digital Consumer Electronics	58,470.2	53,733.4	54,555.7
Others	47,839.8	42,559.6	44,862.8

	$1,031,473.6	$1,069,985.4	$1,339,254.8

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$—	$—	$90,934.5
7-nanometer	81,680.7	249,548.1	394,837.0
10-nanometer	96,989.5	23,266.4	3,403.1
16-nanometer	187,370.6	186,700.9	197,959.0
20-nanometer	23,618.4	9,535.8	8,450.9
28-nanometer	178,440.4	149,578.7	149,367.7
40/45-nanometer	101,801.0	93,366.3	103,176.5
65-nanometer	76,122.3	69,250.0	61,226.7
90-nanometer	36,652.1	25,624.2	29,380.4
0.11/0.13 micron	20,677.7	22,947.3	33,197.1
0.15/0.18 micron	81,182.6	77,564.5	86,008.5
0.25 micron and above	26,761.1	19,935.1	20,514.9

Wafer revenue	$911,296.4	$927,317.3	$1,178,456.3

Summary of Contract Balances
b.	Contract balances

	January 1, 2019	December 31, 2019	December 31, 2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$4,684.0	$6,784.3	$13,775.1